Pay vs Performance Disclosure	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE TABLE

					Value of Initial Fixed $100 Investment Based On:
Year(1)	SCT Total Compensation for CEO	Compensation Actually Paid to CEO(2)	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs(2)	Cumulative TSR(3)	Cumulative Peer Group TSR (S&P 500 Industrials)(3)	Net Income ($M)	Return on Equity(4)
2024	$25,261,296	$45,738,387	$9,094,854	$15,172,848	$274.14	$176.44	$10,792	55.0%
2023	$25,830,332	$39,641,382	$7,698,819	$11,525,285	$219.91	$150.20	$10,335	61.5%
2022	$20,607,600	$34,096,694	$6,610,827	$10,398,658	$174.60	$127.15	$6,705	45.3%
2021	$24,298,032	$34,172,491	$7,610,248	$10,084,611	$147.22	$134.52	$6,489	37.2%
2020	$13,676,551	$28,536,469	$4,749,102	$9,387,400	$126.97	$111.06	$2,998	24.0%

Company Selected Measure Name	Return on Equity
Named Executive Officers, Footnote
(1)	For each covered year, D. James Umpleby III served as our chief executive officer. Other Named Executive Officers are as follows: for 2024, 2022 and 2021, Joe Creed, Denise Johnson, Bob De Lange and Andrew Bonfield; for 2023, Andrew Bonfield, Suzette Long, Denise Johnson and Joe Creed; and for 2020, Andrew Bonfield, William Ainsworth, Bob De Lange and Denise Johnson.
(2)	Amounts reported in this column are based on total compensation reported for our CEO and for other NEOs, respectively, in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the company’s methodology used for financial reporting purposes.

Peer Group Issuers, Footnote [Text Block]
(3)	Total shareholder return amounts assume an initial investment of $100 on December 31, 2019.

PEO Total Compensation Amount	$ 25,261,296	$ 25,830,332	$ 20,607,600	$ 24,298,032	$ 13,676,551
PEO Actually Paid Compensation Amount	$ 45,738,387	39,641,382	34,096,694	34,172,491	28,536,469
Adjustment To PEO Compensation, Footnote
		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2024	CEO(1)	$25,261,296	$(18,205,012)	$24,510,628	$7,650,777	$6,520,698	$—	$45,738,387
	NEO Average(1)	$9,094,854	$(6,295,975)	$8,398,883	$2,113,899	$1,861,187	$—	$15,172,848

Non-PEO NEO Average Total Compensation Amount	$ 9,094,854	7,698,819	6,610,827	7,610,248	4,749,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,172,848	11,525,285	10,398,658	10,084,611	9,387,400
Adjustment to Non-PEO NEO Compensation Footnote
		SCT Total Compensation	Grant Date fair value of current year grants as disclosed in the SCT	Year-End fair value of awards granted in current year and unvested at year-end	Change in fair value of awards granted in prior years and unvested at year-end	Change in fair value of awards granted in prior years and vested in current year	Prior Year-End fair value of any awards forfeited during current year	Compensation Actually Paid
2024	CEO(1)	$25,261,296	$(18,205,012)	$24,510,628	$7,650,777	$6,520,698	$—	$45,738,387
	NEO Average(1)	$9,094,854	$(6,295,975)	$8,398,883	$2,113,899	$1,861,187	$—	$15,172,848

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and ROE
Tabular List [Table Text Block]

COMPANY’S MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following are the most important financial performance measures (shown in alphabetical order), as determined by the company, that link compensation actually paid to our CEO and other NEOs to the company’s performance for the most recently completed fiscal year.

Most Important Financial Measures
Adjusted Profit Per Share	Enterprise Services Revenues
Enterprise Operating Profit Margin	Relative TSR
Enterprise Operating Profit	Return on Equity
Enterprise Operating Profit After Capital Charge (OPACC)

Total Shareholder Return Amount					126.97	$ 147.22	$ 174.60	$ 219.91	$ 274.14
Peer Group Total Shareholder Return Amount					111.06	$ 134.52	$ 127.15	$ 150.20	$ 176.44
Net Income (Loss) Attributable to Parent	$ 10,792,000,000	$ 10,335,000,000	$ 6,705,000,000	$ 6,489,000,000	$ 2,998,000,000
Company Selected Measure Amount	0.550	0.615	0.453	0.372	0.240
PEO Name	D. James Umpleby II	D. James Umpleby II	D. James Umpleby II	D. James Umpleby II	D. James Umpleby II
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Equity
Non-GAAP Measure Description [Text Block]
(4)	In accordance with SEC rules, the company is required to include in the Pay Versus Performance Table the “most important” financial performance measure (as determined by the company) used to link compensation actually paid to our executive officers to company performance for the most recently completed fiscal year. The company determined Return on Equity, which is a metric included in our incentive program, meets this requirement, and therefore, we have included this performance measure in the Pay Versus Performance Table. See page 55 for information regarding adjustments made to ROE.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Profit Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise Operating Profit Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise Operating Profit
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise Operating Profit After Capital Charge (OPACC)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Enterprise Services Revenues
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Grant Date Fair Value Of Current Year Grants As Disclosed In The S C T [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (18,205,012)
Grant Date Fair Value Of Current Year Grants As Disclosed In The S C T [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,295,975)
Year End Fair Value Of Awards Granted In Current Year And Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,510,628
Year End Fair Value Of Awards Granted In Current Year And Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,398,883
Change In Fair Value Of Awards Granted In Prior Years And Unvested At Year End [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,650,777
Change In Fair Value Of Awards Granted In Prior Years And Unvested At Year End [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,113,899
Change In Fair Value Of Awards Granted In Prior Years And Vested In Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,520,698
Change In Fair Value Of Awards Granted In Prior Years And Vested In Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,861,187
Prior Year End Fair Value Of Any Awards Forfeited During Current Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Prior Year End Fair Value Of Any Awards Forfeited During Current Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0